Document and Entity Information	Oct. 26, 2021
Cover [Abstract]
Entity Registrant Name	ANSYS INC
Amendment Flag	true
Entity Central Index Key	0001013462
Document Type	8-K/A
Document Period End Date	Oct. 26, 2021
Entity Incorporation State Country Code	DE
Entity File Number	0-20853
Entity Tax Identification Number	04-3219960
Entity Address, Address Line One	2600 ANSYS Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(844)
Local Phone Number	462-6797
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	ANSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	ANSYS, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend its Form 8-K, originally filed with the U.S. Securities and Exchange Commission on October 26, 2021 (the “Original 8-K”), for the sole purpose of supplementing Item 5.02 of the Original 8-K to include additional disclosure regarding board committee assignments. No other revisions have been made to the Original 8-K, and other than as mentioned in the foregoing sentence, this Amendment does not amend, update, or change any other items or disclosures contained in the Original 8-K.